Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheet [Abstract]
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	3,191,799	3,191,799
Treasury stock, shares	307,750	307,750